UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Level Global Investors, L.P.
           --------------------------------------------------
Address:   537 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut  06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-10737
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-863-5808
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Adam Jaffe             Greenwich, Connecticut          8/12/05
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        87
                                               -------------

Form 13F Information Table Value Total:        674,838
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                      FORM 13F INFORMATION TABLE


NAME OF                         TITLE                          VALUE    SHRS OR   SH/  PUT/   INVESTMENT  OTHER
ISSUER                          OF CLASS           CUSIP     (X $1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE SHARED None
APPLE COMPUTER INC              COM              037833950        78    100,000    SH  PUT        SOLE            100,000
ALLIANCE DATA SYSTEMS CORP      COM              018581108     2,028     50,000    SH             SOLE             50,000
ALLSTATE CORP                   COM              020002101     4,481     75,000    SH             SOLE             75,000
ADVANCED MICRO DEVICES INC      COM              007903907       130    200,000    SH  CALL       SOLE            200,000
AMERICAN INTL GROUP INC         COM              026874107     2,905     50,000    SH             SOLE             50,000
AON CORP                        COM              037389103     2,504    100,000    SH             SOLE            100,000
ARENA PHARMACEUTICALS INC       COM              040047102     4,696    688,600    SH             SOLE            688,600
AVAYA INC                       COM              053499109     2,080    250,000    SH             SOLE            250,000
BANK OF AMERICA CORPORATION     COM              060505104    13,683    300,000    SH             SOLE            300,000
BANK NEW YORK INC               COM              064057102     2,878    100,000    SH             SOLE            100,000
BIRCH MTN RSCS RES LTD          COM              09066X109       460    200,000    SH             SOLE            200,000
BUSINESS OBJECTS SA             SPONSORED ADR    12328X107     5,260    200,000    SH             SOLE            200,000
CAPITAL ONE FINL CORP           COM              14040H105     7,201     90,000    SH             SOLE             90,000
CELGENE CORP                    COM              151020954         8    100,000    SH  PUT        SOLE            100,000
CHESAPEAKE ENERGY CORP          COM              165167107     2,280    100,000    SH             SOLE            100,000
COGENT INC                      COM              19239Y108    12,848    450,000    SH             SOLE            450,000
COGNOS INC                      COM              19244C959       206    150,000    SH  PUT        SOLE            150,000
COMPUWARE CORP                  COM              205638109     2,517    350,000    SH             SOLE            350,000
CSG SYS INTL INC                COM              126349109     1,898    100,000    SH             SOLE            100,000
CTRIP.COM INTL LTD              ADR              22943F100    35,137    690,581    SH             SOLE            690,581
D R HORTON INC                  COM              23331A109       940     25,000    SH             SOLE             25,000
DIGITAS INC                     COM              25388K104    19,968  1,750,000    SH             SOLE          1,750,000
DREAMWORKS ANIMATION SKG INC    COM              26153C103     7,205    275,000    SH             SOLE            275,000
E TRADE FINANCIAL CORP          CL A             269246104     1,399    100,000    SH             SOLE            100,000
E M C CORP MASS                 COM              268648102     3,428    250,000    SH             SOLE            250,000
ELECTRONIC ARTS INC             COM              285512909       493    200,000    SH  CALL       SOLE            200,000
FEDERATED INVS INC PA           CL B             314211103     9,003    300,000    SH             SOLE            300,000
FIRST HORIZON NATL CORP         COM              320517105     4,220    100,000    SH             SOLE            100,000
FRIEDMAN BILLINGS RAMSEY GRO    CL A             358434108    10,725    750,000    SH             SOLE            750,000
GRANT PRIDECO INC               COM              38821G101     1,323     50,000    SH             SOLE             50,000
HEWLETT PACKARD CO              COM              428236103    43,494  1,850,000    SH             SOLE          1,850,000
HUDSON CITY BANCORP             COM              443683107     3,423    300,000    SH             SOLE            300,000
INTERNATIONAL BUSINESS MACHS    COM              459200101    11,130    150,000    SH             SOLE            150,000
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR    456788108     6,208     80,000    SH             SOLE             80,000
IVAX CORP                       COM              465823102     4,838    225,000    SH             SOLE            225,000
JAMDAT MOBILE INC               COM              47023T100     2,491     90,000    SH             SOLE             90,000
KB HOME                         COM              48666K109     2,668     35,000    SH             SOLE             35,000
LABRANCHE & CO INC              COM              505447102     2,835    450,000    SH             SOLE            450,000
LINKTONE LTD                    ADR              535925101     4,718    595,000    SH             SOLE            595,000
MBIA INC                        COM              55262C100    10,379    175,000    SH             SOLE            175,000
MERCURY INTERACTIVE CORP        COM              589405959       556    250,000    SH  PUT        SOLE            250,000
MERRILL LYNCH & CO INC.         COM              590188108    27,505    500,000    SH             SOLE            500,000
METRIS COS INC                  COM              591598107     5,784    400,000    SH             SOLE            400,000
MICRON TECHNOLOGY INC           COM              595112103     5,105    500,000    SH             SOLE            500,000
MICROSOFT CORP                  COM              594918104    21,114    850,000    SH             SOLE            850,000
MOTOROLA INC                    COM              620076109    34,694  1,900,000    SH             SOLE          1,900,000
MYRIAD GENETICS INC             COM              62855J104     3,913    250,000    SH             SOLE            250,000
NATIONAL SEMICONDUCTOR CORP     COM              637640103     9,914    450,000    SH             SOLE            450,000
NABORS INDUSTRIES LTD           SHS              G6359F953        29    250,000    SH  PUT        SOLE            250,000
NETFLIX COM INC                 COM              64110L106       410     25,000    SH             SOLE             25,000
NEW CENTURY FINANCIAL CORP M    COM              6435EV108     2,573     50,000    SH             SOLE             50,000
NORTH FORK BANCORPORATION NY    COM              659424105     2,809    100,000    SH             SOLE            100,000
NOVASTAR FINL INC               COM              669947400    13,703    350,000    SH             SOLE            350,000
NETWORK APPLIANCE INC           COM              64120L954        70    200,000    SH  PUT        SOLE            200,000
OMI CORP NEW                    COM              Y6476W104     6,654    350,000    SH             SOLE            350,000
OPENWAVE SYS INC                COM NEW          683718308     3,280    200,000    SH             SOLE            200,000
ORACLE CORP                     COM              68389X105    19,800  1,500,000    SH             SOLE          1,500,000
OSI PHARMACEUTICALS INC         COM              671040103    29,076    711,427    SH             SOLE            711,427
OSI PHARMACEUTICALS INC         COM              671040903       310     50,000    SH  CALL       SOLE             50,000
OVERSEAS SHIPHOLDING GROUP I    COM              690368105     5,965    100,000    SH             SOLE            100,000
PATTERSON UTI ENERGY INC        COM              703481101     2,783    100,000    SH             SOLE            100,000
PFIZER INC                      COM              717081103     2,758    100,000    SH             SOLE            100,000
PORTALPLAYER INC                COM              736187904        40    100,000    SH  CALL       SOLE            100,000
PROTEIN DESIGN LABS INC         COM              74369L103     4,547    225,000    SH             SOLE            225,000
QUALCOMM INC                    COM              747525103    18,981    575,000    SH             SOLE            575,000
RADIAN GROUP INC                COM              750236101     4,722    100,000    SH             SOLE            100,000
REDIFF COM INDIA LTD            SPONSORED ADR    757479100     1,745    240,000    SH             SOLE            240,000
REGIONS FINANCIAL CORP NEW      COM              7591EP100     4,235    125,000    SH             SOLE            125,000
TRANSOCEAN INC                  ORD              G90078959        15     50,000    SH  PUT        SOLE             50,000
RESEARCH IN MOTION LTD          COM              760975102    14,758    200,000    SH             SOLE            200,000
SANDDISK CORP                   COM              80004C101     7,119    300,000    SH             SOLE            300,000
SATYAM COMPUTER SERVICES LTD    ADR              804098101    18,850    725,000    SH             SOLE            725,000
SHIP FINANCE INTERNATIONAL L    SHS              G81075106     4,728    250,000    SH             SOLE            250,000
SIEBEL SYS INC                  COM              826170102     6,675    750,000    SH             SOLE            750,000
SILICON STORAGE TECHNOLOGY I    COM              827057100       603    150,000    SH             SOLE            150,000
SANOFI AVENTIS                  SPONSORED ADR    80105N955        90    200,000    SH  PUT        SOLE            200,000
SOHU COM INC                    COM              83408W103    15,358    700,000    SH             SOLE            700,000
STANDARD PAC CORP NEW           COM              85375C101     2,199     25,000    SH             SOLE             25,000
SYMANTEC CORP                   COM              871503108    11,957    550,000    SH             SOLE            550,000
TAKE-TWO INTERACTIVE SOFTWAR    COM              874054109    35,121  1,380,000    SH             SOLE          1,380,000
TEEKAY SHIPPING MARSHALL ISL    COM              Y8564W103     4,390    100,000    SH             SOLE            100,000
TEXAS INSTRS INC                COM              882508104     9,123    325,000    SH             SOLE            325,000
TIBCO SOFTWARE INC              COM              88632Q103    16,350  2,500,000    SH             SOLE          2,500,000
UNISYS CORP                     COM              909214108     1,899    300,000    SH             SOLE            300,000
WALTER INDS INC                 COM              93317Q105     1,407     35,000    SH             SOLE             35,000
WASHINGTON MUT INC              COM              939322103    21,362    525,000    SH             SOLE            525,000
YAHOO INC                       COM              984332106    15,593    450,000    SH             SOLE            450,000

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